Creighton H. Peet
						Cowen Asset Management
						Financial Square
						New York, NY  10005-3597


						November 1, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


		Re:	Rule 24f-2 Notice
			Cowen Standby Reserve Fund, Inc.
			Securities Act File No. 2-73131
			Investment Company Act File No. 811-3220


Gentlemen:

	This letter relates to the Common Stock, $.001 par value (the "Stock") of Cowen Standby Reserve Fund, Inc. (the "Fund").

	1.	This Notice is filed for the Fund's fiscal year ended September
	30, 1995.

	2.	No specific number or amount of securities of the Fund had
	been registered under the Securities Act of 1933 (the "1933 Act") prior to such fiscal period; at all times since October 21, 1981, an indefinite number of shares of the stock have been registered pursuant to Rule 24f-2 (a) under the Investment Company Act of 1940 (the
	"1940 Act").

	3.	No securities of the Fund were registered pursuant to the
	1933 Act during such fiscal period except shares of the Stock registered pursuant to Rule 24f-2 under the 1940 Act.

	4.	During such fiscal period the Fund had net sales of
	$198,136,691 worth of Stock. *



-2-

	5.	All shares of Stock sold as described in item 4, above,
	including the footnote thereto, were sold in reliance on Rule 24f-2 under the 1940 Act.

	Annexed hereto is the opinion of Rodd M. Baxter, counsel to the Fund, indicating that all shares of the Stock sold during the fiscal year September 30, 1995 were legally issued, fully paid and non-assessable.

						Very truly yours,

						COWEN STANDBY
						RESERVE FUND, INC.



						By:	/s/ Creighton H. Peet
							__________________
							Creighton H. Peet
							Vice President &
							Treasurer



_____________________________

	*An aggregate of 3,585,733,297 shares of Common Stock (including 38,739,447 shares issued upon automatic reinvestment of dividends) were sold, and an aggregate of 3,387,596,606 shares were redeemed during the fiscal year. Each sale and each redemption was at a price of $1.00 per share.